SCHEDULE OF REVENUE BY RECOGNITION (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disaggregation of Revenue [Line Items]
Total	$ 112,399	$ 1,212,264
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total		1,093,327
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	$ 112,399	$ 118,937